CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
32. CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Cash and cash equivalents
The following table presents cash and cash equivalents:

	At December 31,
	2024	2023
	(€ thousand)
Cash and bank balances	1,742,214	1,121,981
Cash and cash equivalents	1,742,214	1,121,981
At December 31, 2024, cash and cash equivalents included €450,000 thousand relating to time deposits held with recognized international financial institutions, which originated in November and December 2024 and mature in February and March 2025 and an investment in money market funds of €365,608 thousand with an AAAm rating. At December 31, 2023, cash and cash equivalents included €50,000 thousand relating to a time deposit held with a recognized international financial institution, which originated in November 2023 and matured in February 2024. At both December 31, 2024 and 2023, the remaining cash and bank balances were held in bank current accounts.
At December 31, 2024, 88 percent of our cash and cash equivalents were denominated in Euro (at December 31, 2023, 80 percent). The Group’s cash and cash equivalents denominated in currencies other than the Euro are available mostly to Ferrari S.p.A. and certain subsidiaries which operate in areas other than the Eurozone.
The following table sets forth an analysis of the currencies in which the Group’s cash and cash equivalents were denominated at December 31, 2024 and 2023.

	At December 31,
	2024	2023
	(€ thousand)
Euro	1,535,630	894,509
U.S. Dollar	107,871	96,663
Chinese Yuan	62,525	80,716
Swiss Franc	12,067	10,605
Pound Sterling	8,483	19,706
Other currencies	15,638	19,782
Total	1,742,214	1,121,981
Cash held in some countries may be subject to transfer restrictions. In particular, cash held in China (including in currencies other than the Chinese Yuan), which amounted to €63,379 thousand at December 31, 2024 (€81,337 thousand at December 31, 2023), is subject to certain repatriation restrictions and may only be repatriated as a repayment of payables or debt, or as dividends or capital distributions. The Group does not believe that such transfer restrictions have any adverse impacts on its ability to meet its liquidity requirements.
Cash collected from the settlement of receivables under securitization programs is subject to certain restrictions regarding its use and is principally applied to repay principal and interest of the related funding. Such cash amounted to €53,644 thousand at December 31, 2024 (€31,820 thousand at December 31, 2023).
For information relating to the credit risk with respect to cash and cash equivalents, see note 30 “Qualitative and Quantitative Information on Financial Risks”.

Notes to the consolidated statement of cash flows
Other non-cash expenses, net primarily include equity-settled share-based compensation, allowances for doubtful accounts of trade receivables and provisions for slow moving and obsolete inventories.
For information relating to the financing cash flows relating to debt, see Note 24 “Debt—Contractual undiscounted cash flows”.